Expense Example, No Redemption - Class A Class C and Institutional Class - Technology Fund - Class C	Aug. 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 247
Expense Example, No Redemption, 3 Years	761
Expense Example, No Redemption, 5 Years	1,301
Expense Example, No Redemption, 10 Years	$ 2,776